COMMITMENTS AND CONTINGENCIES - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Concession agreements and operating leases	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Concession agreements and operating leases	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Concession agreements and operating leases	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Operating leases	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Operating leases	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Operating leases	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Concession agreements	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Concession agreements	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Concession agreements	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Maximum Operating leases
Concessions and Operating Leases
Lease period of premises under operating leases																	30 years
Rent	$ 18,000	$ 21,500	$ 33,300	$ 44,600	$ 79,800	$ 96,100	$ 78,200				$ 48,682	$ 47,915	$ 49,543
Concession expenses:
Minimum fees														107,095	102,080	101,938
Contingent fees														27,144	31,711	32,263
Total								182,921	181,706	183,744
Less sublease rental income											(498)	(574)	(785)
Total								182,423	181,132	182,959
Future minimum rentals and fees under noncancelable operating leases and the entity's obligations for minimum airport concession fees
2012								138,780			40,429			98,351
2013								118,460			32,866			85,594
2014								87,443			25,323			62,120
2015								64,129			20,221			43,908
2016								54,378			17,290			37,088
Thereafter								179,104			48,333			130,771
Total								642,294			184,462			457,832
Less sublease rental income								(895)			(895)
Total								$ 641,399			$ 183,567			$ 457,832